Shareholder Report	12 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000236406 [Member]
Shareholder Report [Line Items]
Fund Name	AOT Growth and Innovation ETF
Class Name	AOT Growth and Innovation ETF
Trading Symbol	AOTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AOT Growth and Innovation ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.aotetf.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the Period, the Fund gained 25.80% NAV. Over the same Period, the S&P 500 Index gained 28.19%, and the Solactive GBS United States 1000 Index gained 27.55%. The Fund underperformed its benchmark indexes over the Period mainly due to its greater concentration in mid-cap and small-cap companies (as compared to the Fund’s benchmarks), which appreciated less than large-cap companies.
The Fund’s holdings in the Semiconductor and Technology sectors provided the Fund with significant appreciation over the Period. Each of the Financial Services, Consumer Discretionary, and Communication Services sectors experienced appreciation over the Period and contributed to the Fund’s positive performance.
Since inception on June 28, 2022 through May 31, 2024, the Fund outperformed its benchmarks with 22.80% annualized performance, versus 20.21% annualized performance in the S&P 500 Index and 19.33% annualized performance in the Solactive GBS United States 1000 Index.

Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (6/28/2022)
AOT Growth and Innovation ETF - NAV	25.80%	22.80%
AOT Growth and Innovation ETF - Market	25.62%	22.77%
Solactive GBS United States 1000 Index	27.55%	19.33%
S&P 500 Index*	28.19%	20.21%
*The Fund has changed its benchmark to the Solactive GBS United States 1000 Index, which represents the overall domestic equity market in which the Fund invests.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit aotetf.com for more recent performance information.

Performance Inception Date	Jun. 28, 2022
Net Assets	$ 35,997,018
Holdings Count | holding	56
Advisory Fees Paid, Amount	$ 221,325
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	51.5%	(1)
Financials	20.6%
Communication Services	12.9%
Consumer Discretionary	9.3%
Industrials	4.2%
Health Care	1.1%
Real Estate	0.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets(2)	(0.0%)	(3)
Total	100.0%

(1) For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

(2) Cash, cash equivalents and liabilities in excess of other assets.
(3) Represents less than 0.05% of Net Assets.

ASSET WEIGHTING (as a % of Net Assets)